Troubled Debt Restructurings Segregated by Class (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Loan	Dec. 31, 2013 Loan
Financing Receivable, Modifications [Line Items]
Number of Loans	4	5
Pre-Modification Outstanding Recorded Investment	$ 6,850	$ 9,261
Post-Modification Outstanding Recorded Investment	4,741	7,119
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number of Loans	4	5
Pre-Modification Outstanding Recorded Investment	6,850	9,261
Post-Modification Outstanding Recorded Investment	$ 4,741	$ 7,119